Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 10,700,740		¥ 10,507,362		¥ 10,305,003
Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,658,217		3,764,771		4,027,208
Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,203,926		3,306,656		3,529,551
Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	454,291		458,115		497,657
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	1,657,947	[1]	1,678,656	[1]	1,332,652	[1]
Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,554,706	[1]	1,573,150	[1]	1,223,429	[1]
Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	103,241	[1]	105,506	[1]	109,223	[1]
Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,470,122		4,240,003		4,224,273
Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,431,032		4,211,099		4,191,795
Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	39,090		28,904		32,478
Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,303,516		1,251,810		1,163,188
Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,154,143		1,108,212		1,031,107
Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	149,373		143,598		132,081
Other Business Segment
Segment Reporting Information [Line Items]
Revenues	1,257,577		1,089,039		1,120,267
Other Business Segment | External Customers
Segment Reporting Information [Line Items]
Revenues	356,933		308,245		329,121
Other Business Segment | Intersegment
Segment Reporting Information [Line Items]
Revenues	900,644		780,794		791,146
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenues	¥ (1,646,639)		¥ (1,516,917)		¥ (1,562,585)

[1]	The operating revenues (External customers and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2012 and 2013 include Dimension Data's operating revenues of ¥465,729 million and ¥461,559 million, respectively.